Note 34	12 Months Ended
Dec. 31, 2025
Other Contingent Assets And Liabilities [Abstract]
Disclosure of Other Contingent Assets And Liabilities [Text Block]	Other contingent assets and liabilities
As of December 31, 2025, 2024 and 2023 there were no other material contingent assets or liabilities other than those disclosed in the Consolidated Financial Statements or those referred to in these Notes.